Document and Entity Information	Dec. 21, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001501697
Document Type	8-K
Document Period End Date	Dec. 21, 2020
Entity Registrant Name	X4 PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38295
Entity Tax Identification Number	27-3181608
Entity Address, Address Line One	61 North Beacon Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02134
City Area Code	(857)
Local Phone Number	529-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	XFOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true